UNSECURED DEBT AND RELATED DERIVATIVES - 2025 term loan (Details) $ in Thousands, $ in Millions			12 Months Ended
	Oct. 04, 2024 USD ($)	Sep. 15, 2022 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Sep. 15, 2022 CAD ($)
Unsecured debentures and term loans, net
Proceeds from term loan			$ 0	$ 102,060
Repayments of borrowings			823,798	0
Receipt from cross currency interest rate swap			$ 15,906	$ (18,495)
2025 Term Loan
Unsecured debentures and term loans, net
Proceeds from term loan		$ 400.0
Deferred financing costs					$ 700
Repayments of borrowings	$ 400.0
Receipt from cross currency interest rate swap	$ 0.6